BUFFALO
Funds
Balanced Fund
Equity Fund
High Yield Fund
Small Cap Fund
USA Global Fund

ANNUAL REPORT
March 31, 1999


MESSAGE
To Our Shareholders
The fiscal year ended March 31, 1999 was a turbulent time for the financial markets, and for the mutual fund industry in general. At March 31 the Buffalo Funds included about 13,000 shareholders and $179 million in assets under management.

Total distributions for the Funds for the fiscal year were as follows:

                Investment      Short-Term      Long-Term
                Income          Capital Gains   Capital Gains   Total
Balanced        $  .66          $  .18          $  .59          $ 1.43
Equity          $  .055         $  .325         $  .05          $  .43
High Yield      $  .765         $  .04          $  .035         $  .84
Small Cap       $  .04          $  -            $  -            $  .04
USA Global      $  .06          $  .05          $  .46          $  .57

For corporate shareholders, Buffalo Balanced, Equity, High Yield, Small Cap and USA Global Funds percent of ordinary income distributions qualifying for the corporate dividends received deduction are 15%, 100%, 13%, 37% and 100%, respectively.

Because much has already been written in the financial press concerning economic and market conditions in recent months, we are using this report as an opportunity to begin a series of discussions concerning overall portfolio and investment strategies of the various Buffalo Funds. The Portfolio Management Review immediately following this letter will discuss the strategic approach utilized by Kornitzer Capital Management, Inc. with respect to Buffalo Equity Fund.

We appreciate your continuing interest in the Buffalo Funds, and are happy to answer your questions and comments, or to provide additional information about your investments.

Sincerely,
/s/Larry D. Armel
Larry D. Armel
President

Portfolio Management Review

We often get questions regarding the overall strategies for the Buffalo Mutual Funds. In this report we will discuss how we select stocks in the Buffalo Equity Fund. While this discussion includes the names of various securities we owned as of the date at which this report went to press, as well as the reasons for owning these stocks, please be aware that circumstances change, sometimes quickly, which could cause us to sell any of these stocks. In addition, we often rebalance holdings in the portfolios due to price changes. This discussion should not be viewed as a recommendation to purchase any individual stock, but to provide a better understanding of how and why we choose companies in which to invest.

Certain styles or sectors dictate the management of most mutual funds. For example, some funds buy only small companies; others buy only large companies. Some funds focus on value stocks - typically companies that are priced at relatively low ratios of price-to-earnings (P/E) or price-to-book value. Yet other funds buy only growth stocks - stocks that sell at high ratios of price-to-earnings and/or price-to-book value, but usually having high earnings growth rates. When one of these "sectors" is in favor, those portfolios using that particular management approach tend to do well. Last year, "growth" stocks significantly outperformed "value" stocks, therefore, growth-oriented funds did particularly well. Similarly, large company stocks performed significantly better than did small company stocks during 1998, hence the poor relative performance of small capitalization mutual funds versus their large cap cousins.

In this letter, we will discuss the overall strategic approach for the management of the Buffalo Equity Fund. The Buffalo Equity Fund does not buy stocks based on specific sector/style classifications. Rather than focus solely on "value" or "growth" stocks, or companies of a particular size, we favor an approach which we believe will provide more consistent long-term fund performance. This approach is not dependent on a particular style or sector of stocks performing well in any given year. Our process begins by identifying and monitoring positive long-term trends that are driving various industries. We are looking for developments that will provide positive, long-term, operating environments for our companies. This forces us to be unlike many investors in that we care as much about the potential earnings of a company three years from now as what that company may earn in the current quarter. It is important to note that we also look very closely at the valuation of the stock before we purchase it. Paying too much for a stock not only makes the additional work of analyzing a company worthless, but it can also lead to disastrous returns. Now let us take a look at specific examples of events that we expect to be the drivers of many of the holdings within the Buffalo Equity Fund.

Trends That Will Shape The Next Ten Years

Demographics. The aging of the baby boom generation is probably one of the most talked about trends taking place within the United States, with most people only considering what it means for the solvency of the Social Security program. The rapid growth in the birthrate during the post World War II period through the early sixties, followed by the "baby bust," which lasted until the early seventies, has led to significant differences in the growth rate of certain age groups. This "baby-boom," by which it has come to be known, will cause dramatic shifts in spending as this large group progresses through its various stages of life. The table below shows the dramatic impact of the "baby boom" generation.

Projections of Households and Age of Householder
Age Group                          1998            2008         % Change
25 to 34 years                  17,745,661      16,875,195       -4.9
35 to 44 years                  23,766,619      21,398,771      -10.0
45 to 54 years                  19,727,324      25,062,402       27.0
55 to 64 years                  13,236,547      19,256,448       45.5
65 to 74 years                  11,587,631      12,541,726        8.2
Total U.S. households          101,042,864     112,362,848       11.2
Source: U.S. Census Bureau

What are the implications of this table? We believe that the aging of the baby boom generation will cause larger than expected increases in spending for pharmaceuticals, leisure activities, larger homes, vacation homes, furniture, and financial services. We base our conclusions on analysis of spending patterns of households as they age - obtaining data directly from corporations, the Bureau of Labor Statistics, and from the U.S. Census Bureau. Ultimately, services for the elderly will start to grow rapidly, but as the table indicates, the boom times for nursing and funeral homes lie at least ten years into the future. What stocks do we own in the Buffalo Equity Fund to take advantage of this demographic trend? We own the pharmaceutical stocks Merck, Abbott Laboratories, Johnson and Johnson, and Schering-Plough, leisure activity companies Brunswick and Mirage Resorts, book retailer Barnes and Noble, home building products companies Elcor and Republic Group, and motor home manufacturer Coachmen Industries. We also own home furnishings provider Ethan Allen, and financial service providers American Express, Allstate, Fleet Financial Group, PNC Bank and Union Planters.

Increasing Demand for Communications Bandwidth. Today's communications infrastructure is being placed under considerable strain by a host of new uses, and the demand for bandwidth
(essentially, faster communication speed) will increase geometrically in the foreseeable future. What drives this need? The growing uses of the Internet, video-conferencing, and eventually voice communications over IP (Internet Protocol) networks. We believe that it will be very difficult to predict the Internet winners in such areas as retail since most of the business models appear to be unsustainable. For example, Amazon.com prices books for sale to yield a mid-twenties percent gross margin while Shopping.com sells its books at zero gross margin (yes, they sell books and other items to you at cost and hope to make money on advertising). We do believe, however, that the predictable long-term winners will be companies involved with the "build out" of on-line infrastructure - independent of who wins the electronic-commerce battle. We own Cisco Systems because of its dominant position in equipment needed for the continued evolution of the Internet and the potential for the growth of a totally new infrastructure for voice communications. At the component level, we own Atmel, a company involved in high-speed semiconductor technology that is important to the wireless communications market.

Internet Commerce. The ease of establishing a commerce site on the Internet underscores the low barriers to entry that lead to cutthroat pricing. Picking the long-term winners may be impossible. However, there are relatively few ways to ship the goods purchased over the Internet, and even fewer ways to invest in those shippers. We own Federal Express for its dominant worldwide delivery capability and significant level of value added to the entire electronic commerce industry.

The Shift from Analog to Digital Photography. Since digital cameras are made primarily of semiconductors, performance and price tend to follow typical semiconductor learning curves. Hence, they double in performance every 18 months. This rate of improvement in the product assures that conventional cameras are sitting ducks, and will be overtaken by their digital cousins in the not too distant future. There will be little need to take film anywhere for developing. Consumers will be able to edit and print their pictures right at home, e-mail them to friends, and cut and paste them into documents. We believe that Hewlett-Packard is the biggest beneficiary of this trend via its sale of color printers, photo quality paper, ink cartridges, and digital cameras.

Deregulation of Electric Utilities. Much like long distance telephone deregulation during the 1980's, the electric utility industry is just beginning the process of deregulation. Enron Corporation's web site, www.enron.com, contains an excellent summary of the status of the progress towards deregulation in each state. Customers will soon be choosing their electric power provider the way they currently choose a long distance provider. There will be many more losers than winners as electric utility producers will enter into competition for the first time, and those with the highest power-generation costs will suffer greatly. The days of owning a utility stock for safety and dividends are a thing of the past. Who will be the winners? We believe only companies with the lowest- cost power-generation capabilities, and those having the ability to purchase and distribute electricity nationally, will be the primary beneficiaries, companies such as Enron Corporation.

International Growth of Recognized Branded Products. The combination of generally high economic growth rates and low penetration rates for the adoption and use of many consumer products makes many international economies strong prospects for investment. Companies that have worldwide distribution capabilities and globally recognized brand names are in the best position to capitalize on these opportunities. For example, according to survey data, Coca-Cola is one of the most recognized brand names in China, yet the average Chinese citizen drank only six Coca-Cola products last year, versus 371 per capita per year in Mexico. That is what we mean by low penetration. McDonald's, PepsiCo and Sara Lee capture the potential for strong growth of international markets for the Buffalo Equity Fund.

The Shift from Analog to Digital Cable. Cable companies are rolling out new digital services in response to direct broadcast satellite (DBS) systems, such as Direct TV. These services will include digital broadcast of television signals, video-on-demand, cable modem connection to the Internet, and cable telephony (voice communications over your cable line instead of your existing telephone line). The biggest beneficiaries should be the suppliers of cable set-top boxes. Here we own Scientific-Atlanta, from which Time-Warner, which has 12 million customers, recently committed to purchase 1.1 million of Scientific-Atlanta's Explorer 2000 set-tops.

Expansion of Media Distribution Channels. On average, the number of cable channels available in the home grew from nineteen in 1985 to forty-five by 1996. Over the next few years, as cable systems are upgraded and digital transmission is increasingly used as the distribution method of choice, the number of cable channels will continue to grow. In addition, because of the virtually unlimited volume of content available via the Internet, coupled with the rise of the Internet as a viable distribution platform for multimedia and video on-demand, competition for viewers will rise dramatically. Because consumers will be able to view so many sources of content (movies, sports programming, news, etc.), the cost of distribution will continue to drop. Pricing power will therefore shift away from distributors of content (like Internet portals and cable operators) toward media content providers. Companies possessing valuable content should have the advantage, and in this area we own Disney.

The above description of the Buffalo Equity Fund is not exhaustive, but does cover the majority of the Fund's holdings. We do hold stocks at various times for reasons other than those covered above
- often due to very attractive valuations or other special considerations, such as a positive management change. However, the core holdings of the Fund continue to be developed by searching for positive long-term influences on specific sectors of the economy, identifying those companies that stand to benefit most from these trends, and finally determining a fair price to pay for the stocks. We hope this discussion of the Buffalo Equity Fund has been useful in giving you insight to the management of the Fund. We look forward to discussing other Funds with you in the future.

Sincerely,

/s/John C. Kornitzer	/s/Kent W. Gasaway
John C. Kornitzer	Kent W. Gasaway
President               Sr. Vice President

/s/Tom W. Laming
Tom W. Laming
Sr. Vice President



Investment Results - Total Return
                                        Three Months   One Year
                                        Ended          Ended        Since
                                        3/31/99        3/31/99      Inception*
BUFFALO
        BALANCED FUND                  -1.50%         -10.49%            9.66%
Lipper Balanced
        Fund Index                      1.60%           8.36%           15.71%
BUFFALO
        EQUITY FUND                     0.47%           2.73%           22.64%
Lipper Capital Appreciation
        Fund Index                      4.80%          11.49%           20.25%
BUFFALO
        HIGH YIELD FUND                -1.52%          -9.92%            9.52%
Lipper High Yield Bond
        Fund Index                      3.19%          -1.23%            9.31%
BUFFALO
        SMALL CAP FUND                 -1.45%           n/a             -4.69%
Lipper Small-Cap
        Fund Index                     -4.72%         -14.68%          -15.76%
BUFFALO
        USA GLOBAL FUND                -0.25%          -2.52%           18.90%
Lipper Capital Appreciation
        Fund Index                      4.80%          11.49%           20.25%
Lipper Global
        Fund Index                      2.55%           3.68%           14.52%

*Buffalo Balanced Fund (8/12/94), Buffalo Equity Fund (5/19/95),
 Buffalo High Yield Fund (5/19/95), Buffalo Small Cap Fund (4/14/98), Buffalo USA Global Fund (5/19/95).


CHART - Buffalo Balanced Fund versus S&P 500 and Merrill Lynch Bond Fund Index Weighted Average

Average annual compounded total returns for one year, three years and the life of the Fund (inception August 12, 1994) as of March 31, 1999, were -10.49%, 8.13% and 9.66%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

CHART - Buffalo Equity Fund versus S&P 500

Average annual compounded total returns for one year, three years and the life of the Fund (inception May 19, 1995) as of March 31, 1999, were 2.73%, 19.48% and 22.64%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


CHART - Buffalo High Yield Fund versus
Merrill Lynch High Yield Bond Fund Index

Average annual compounded total returns for one year, three years and the life of the Fund (inception May 19, 1995) as of March 31, 1999, were -9.92%, 6.80% and 9.52%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

CHART - Buffalo Small Cap Fund versus S&P 600


Average annual compounded total return for the life of the Fund (inception April 14, 1998) as of March 31, 1999, was -4.69%. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


CHART - Buffalo USA Global Fund versus S&P 500

Average annual compounded total returns for one year, three years and the life of the Fund (inception May 19, 1995) as of March 31, 1999, were -2.52%, 18.47% and 18.90%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Buffalo
BALANCED Fund

STATEMENT OF NET ASSETS
March 31, 1999

SHARES          COMPANY                                         MARKET VALUE

COMMON STOCKS - 31.46%
BASIC MATERIALS - 1.49%
        40,000  Republic Group, Inc.                            $      602,500

CAPITAL GOODS - 0.93%
        10,000  Lockheed Martin Corp.                                  376,875

CONSUMER CYCLICAL - 10.71%
         6,000   Barnes & Noble, Inc.                                  192,750
        10,000   Brunswick Corp.                                       190,625
        12,500   Carnival Corp.                                        607,031
        10,000   Dillard's, Inc. Cl. A                                 253,750
        30,000   Elcor Corp.                                         1,055,625
        12,500   Ethan Allen Interiors, Inc.                           519,531
        22,500   Interface, Inc. Cl. A                                 216,563
        50,000   Kmart Corp.*                                          840,625
         5,000   Mirage Resorts, Inc.                                  106,250
        10,000   ServiceMaster Co.                                     203,125
         5,000   Sylvan Learning Systems, Inc.                         136,875
                                                                     4,322,750
CONSUMER STAPLES - 0.78%
         3,000   Disney (Walt) Holding Co.                              93,375
         2,000   PepsiCo, Inc.                                          78,375
        10,000   Service Corporation International                     142,500
                                                                       314,250
ENERGY - 4.29%
       191,200   Frontier Oil Corp.*                                   956,000
        30,576   McDermott International, Inc.                         773,955
                                                                     1,729,955
FINANCIAL - 3.26%
        10,000   Allstate Corp.                                        370,625
         2,000   American Express Co.                                  235,000
         7,500   Fleet Financial Group, Inc.                           282,188
         7,500   Kansas City Southern Industries, Inc.                 427,500
                                                                     1,315,313
HEALTH CARE - 3.23%
        10,600   Merck & Company, Inc.                                 849,987
        12,000   Quintiles Transnational Corp.                         453,000
                                                                     1,302,987
TECHNOLOGY - 3.71%
        15,000   Diebold, Inc.                                         360,000
         4,000   International Business Machines Corp.                 709,000
         1,000   Microsoft Corp.                                        89,625
        12,500   Scientific-Atlantic, Inc.                             340,625
                                                                     1,499,250
TRANSPORTATION & SERVICES - 2.42%
         4,000   FDX Corp.*                                            371,250
        20,000   Southwest Airlines Co.                                605,000
                                                                       976,250
UTILITIES - 0.64%
         4,000   Enron Corp.                                           257,000
TOTAL COMMON STOCKS                                                 12,697,130
(cost $11,613,677)

CONVERTIBLE PREFERRED STOCKS - 9.11%
        16,500   Bethlehem Steel Corp., $3.50, 144A                    620,813
        15,000   Cyprus Amax Minerals Co., $4, Series A                605,625
        69,400   ICO Holdings, Inc.,
                 dep. shrs. repstg. 1/4 pfd. cv.                     1,032,325
         9,900   Kmart Financing I,
                 7.75% tr. cv. pfd. secs.                              598,950
        26,000   Lomak Petroleum, Inc.,
                 5.75%, 144A                                           373,750
        10,000   Loral Space & Communications Ltd.,
                 6%, 144A, Series C                                    447,500
TOTAL CONVERTIBLE PREFERRED STOCKS                                   3,678,963
(cost $4,424,162)

FACE
AMOUNT           DESCRIPTION                                     MARKET VALUE
CORPORATE BONDS - 34.70%
$      500,000   Advance Stores, Inc.,
                 10.25% sr. sub. note, 144A, due 4-15-08               510,000
     1,400,000   Callon Petroleum Co.,
                 10.125% sr. sub. note, due 9-15-02                  1,372,000
       500,000   Chiles Offshore LLC/ Chiles Offshore Finance Corp.,
                 10.00% sr. note, 144A, due 5-1-08                     362,500
     1,500,000   Eagle Geophysical, Inc.,
                 10.75% sr. note, 144A, due 7-15-08                    967,500
       650,000   Fairchild Semiconductor Corp.,
                 10.125% sr. sub. note, due 3-15-07                    659,750
       750,000   Frontier Oil Corp.,
                 9.125% sr. note, due 2-15-06                          735,000
     1,000,000   Giant Industries, Inc.,
                 9.75% gtd. sr. sub. note, due 11-15-03                985,000
     1,785,000   HS Resources, Inc.,
                 9.875% sr. sub. note, due 12-1-03                   1,798,387
       250,000   ICO Holdings, Inc.,
                 10.375% sr. note, due 6-1-07                          171,250
     1,000,000   Kaiser Aluminum & Chemical Corp.,
                 9.875% sr. note, due 2-15-02                          995,000
       500,000   Kaiser Aluminum & Chemical Corp.,
                 12.75% sr. sub. note, due 2-1-03                      485,000
       500,000   Key Energy Services, Inc.,
                 14.00%, due 1-15-09                                   467,500
       750,000   Nationwide Credit, Inc.,
                 10.25% sr. sub. note, 144A, due 1-15-08               581,250
       415,000   Pilgrim's Pride Corp.,
                 10.875% sr. sub. note, due 8-1-03                     429,525
       400,000   Purina Mills, Inc.,
                 9.00% sr. sub. note, 144A, due 3-15-10                328,000
     1,000,000   Republic Group, Inc.,
                 9.50% sr. sub. note, due 7-15-08                    1,012,500
     1,800,000   United Refining Co.,
                 10.75% sr. note, Series B, due 6-15-07              1,269,000
     1,300,000   Wiser Oil Co.,
                 9.50% sr. sub. note, due 5-15-07                      877,500
TOTAL CORPORATE BONDS                                               14,006,662
(cost $15,613,028)

CONVERTIBLE CORPORATE BONDS - 21.51%
     1,500,000   Air & Water Technologies Corp.,
                 8.00% sub. deb., due 5-15-15                          999,375
     1,099,000   Allwaste, Inc.,
                 7.25% sub. deb., due 6-1-14                            87,920
     1,820,000   Argosy Gaming Co.,
                 12.00% sub. note, due 6-1-01                        1,845,025
     2,292,000   Exide Corp.,
                 2.90% sr. sub. note, due 12-15-05                   1,283,520
     1,450,000   HMT Technology Corp.,
                 5.75% sub. note, due 1-15-04                          723,188
     1,158,000   Integrated Device Technology, Inc.,
                 5.50% sub. note, due 6-1-02                           827,970
     1,450,000   Intevac, Inc.,
                 6.50% sub. note, 144A, due 3-1-04                     739,500
       250,000   Key Energy Group, Inc.,
                 5.00% sub. note, 144A, due 9-15-04                    132,500
       280,000   Lomak Petroleum, Inc.,
                 6.00% sub. deb., due 2-1-07                           141,400
       400,000   Moran Energy, Inc.,
                 8.75% sub. deb., due 1-15-08                          369,500
     1,000,000   National Semiconductor Corp.,
                 6.50% sub. note, 144A, due 10-1-02                    828,750
       525,000   Swift Energy Co.,
                 6.25% sub. note, due 11-15-06                         391,125
     1,500,000   Western Digital Corp., due 2-18-18                    313,125
TOTAL CONVERTIBLE CORPORATE BONDS                                    8,682,898
(cost $10,842,589)

REPURCHASE AGREEMENT - 0.74%
       300,000   UMB Bank, n.a., 4.38%, due 4-1-99
                 (Collateralized by U.S. Treasury Notes,
                 6.625%, due 6-30-01 with a value of $305,899)
                 (COST $300,000)                                       300,000
TOTAL INVESTMENTS - 97.52%                                          39,365,653
(cost $42,793,456)

Other assets less liabilities - 2.48%                                1,000,290

TOTAL NET ASSETS - 100.00%
	(equivalent to $8.87 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        4,550,104 shares outstanding)                           $   40,365,943


For federal income tax purposes, the identified cost of investments owned at
 March 31, 1999, was $42,887,061.
Net unrealized depreciation for federal income tax purposes was $3,521,408, which is comprised of unrealized appreciation of $2,565,752 and unrealized depreciation of $6,087,160.

*Non-income producing security


See accompanying Notes to Financial Statements.


Buffalo
EQUITY Fund

STATEMENT OF NET ASSETS
March 31, 1999

SHARES           COMPANY                                        MARKET VALUE

COMMON STOCKS - 99.40%
BASIC MATERIALS - 1.43%
        30,000   Republic Group, Inc.                           $      451,875

CAPITAL GOODS - 1.54%
        15,900   Loral Space & Communications Ltd.*                    229,556
         6,800   Lockheed Martin Corp.                                 256,275
                                                                       485,831
CONSUMER CYCLICAL - 13.71%
        16,800   Barnes & Noble, Inc.                                  539,700
        23,000   Brunswick Corp.                                       438,438
        20,500   Coachmen Industries, Inc.                             420,250
        38,900   CompUSA, Inc.                                         272,300
        20,300   Elcor Corp.                                           714,306
        19,500   Ethan Allen Interiors, Inc.                           810,469
        15,000   Kmart Corp.*                                          252,187
         9,200   Liz Claiborne, Inc.                                   300,150
        27,500   Mirage Resorts, Inc.                                  584,375
                                                                     4,332,175
CONSUMER STAPLES - 14.11%
         5,200   Coca-Cola Co.                                         319,150
        23,300   Disney (Walt) Holding Co.                             725,213
        19,000   McDonald's Corp.                                      860,937
        23,000   PepsiCo, Inc.                                         901,312
        29,900   Sara Lee Corp.                                        740,025
        32,700   Viad Corp.                                            909,469
                                                                     4,456,106
ENERGY - 4.92%
         8,150   British Petroleum PLC Sh F ADR                        822,641
        14,100   Royal Dutch Petroleum Co.                             733,200
                                                                     1,555,841
FINANCIAL - 18.39%
        27,900   Allstate Corp.                                      1,034,044
         9,700   American Express Co.                                1,139,750
        15,000   American Financial Group, Inc.                        527,812
        10,400   CIT Group, Inc. Cl. A                                 317,850
        18,900   Fleet Financial Group, Inc.                           711,113
         6,100   Golden West Financial Corp.                           582,550
        13,900   PNC Bank Corp.                                        772,319
        16,500   Union Planters Corp.                                  724,969
                                                                     5,810,407
HEALTH CARE - 13.02%
        20,500   Abbott Laboratories                                   959,656
        12,200   Johnson & Johnson                                   1,142,988
        12,800   Merck & Company, Inc.                               1,026,400
        17,800   Schering-Plough Corp.                                 984,562
                                                                     4,113,606
TECHNOLOGY - 20.07%
        17,500   Analog Devices*                                       520,625
        26,000   Atmel Corp.*                                          394,875
        15,400   Cisco Systems, Inc.                                 1,687,262
        26,800   Diebold, Inc.                                         643,200
        21,200   HMT Technology Corp.                                   74,200
         8,400   Hewlett-Packard Co.                                   569,625
        16,400   Microsoft Corp.                                     1,469,850
        15,200   Scientific-Atlanta, Inc.                              414,200
        19,100   Seagate Technology, Inc.                              564,644
                                                                     6,338,481
TRANSPORTATION & SERVICES - 6.21%
        11,850   FDX Corp.*                                          1,099,828
        28,450   Southwest Airlines Co.                                860,613
                                                                     1,960,441
UTILITIES - 6.01%
        17,200   Enron Corp.                                         1,105,100
        13,100   GTE Corp.                                             792,550
                                                                     1,897,650
TOTAL COMMON STOCKS                                                  1,402,413
(cost $25,807,538)

TOTAL INVESTMENTS - 99.41%                                          31,402,413
(cost $25,807,538)

Other assets less liabilities - 0.59%                                  184,987

TOTAL NET ASSETS - 100.00%
        (equivalent to $16.95 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        1,863,774 shares outstanding)                           $   31,587,400


For federal income tax purposes, the identified cost of investments owned at
 March 31, 1999, was $25,823,597.
Net unrealized appreciation for federal income tax purposes was $5,578,816, which is comprised of unrealized appreciation of $6,969,470 and unrealized depreciation of $1,390,654.

*Non-income producing security

See accompanying Notes to Financial Statements.


Buffalo
HIGH YIELD Fund

STATEMENT OF NET ASSETS
March 31, 1999

SHARES          COMPANY                                         MARKET VALUE

COMMON STOCK - 0.45%
        56,233   Fedders Corp. Cl. A (non-voting)               $      260,078
(cost $317,643)

CONVERTIBLE PREFERRED STOCKS - 15.85%
        22,000   Bethlehem Steel Corp.,
                 $3.50, 144A                                           827,750
        30,270   Cyprus Amax Minerals Co.,
                 $4, Series A                                        1,222,151
        42,600   Freeport-McMoran Copper & Gold, Inc.,
                 dep. shrs. repstg. 0.05 pfd. cv. step up              676,275
        15,000   Hollinger International, Inc.,
                 9.75% pfd. increased div. equity sec.                 203,437
        76,300   ICO Holdings, Inc.,
                 dep. shrs. repstg. 1/4 pfd. cv.                     1,134,963
        30,900   Kmart Financing I,
                 7.750% tr. cv. pfd. secs.                           1,869,450
        14,870   Lomak Financing Trust,
                 tr. cv. pfd. secs. 144A                               213,756
        13,000   Loral Space & Communications Ltd.,
                 6%, 144A, Series C                                    581,750
         4,300   Loral Space & Communications Ltd.,
                 6%, 144A, Series C*                                   192,425
        40,000   Tesoro Petroleum Corp.,
                 prem. income equity secs. dep. shrs.                  477,500
        40,100   Texas Industries, capital trust                     1,303,250
        10,000   Union Pacific Capital Trust,
                 6.25% term income deferrable equity secs.             501,250
TOTAL CONVERTIBLE PREFERRED STOCKS                                   9,203,957
(cost $10,215,277)

FACE
AMOUNT           DESCRIPTION                                    MARKET VALUE
CORPORATE BONDS - 49.43%
$    1,250,000   Advance Stores, Inc.,
                 10.25% sr. sub. note, 144A, due 4-15-08             1,275,000
        65,000   Bethlehem Steel Corp.,
                 10.375% sr. note, due 9-1-03                           70,687
     1,000,000   Callon Petroleum Co.,
                 10.125% sr. sub. note, due 9-15-02                    980,000
     2,000,000   Chiles Offshore LLC/
                 Chiles Offshore Finance Corp.,
                 10.00% sr. note, 144A, due 5-1-08                   1,450,000
       500,000   Cliffs Drilling Co.,
                 10.25% sr. note, Series B, due 5-15-03                482,500
     1,245,000   CompUSA, Inc.,
                 9.50% gtd. sr. sub. note, due 6-15-00               1,201,425
     2,175,000   Eagle Geophysical, Inc.,
                 10.75% sr. note, 144A, due 7-15-08                  1,359,375
       500,000   Exide Corp.,
                 10.00% sr. note, due 4-15-05                          500,000
       535,000   Fairchild Semiconductor Corp.,
                 10.125% sr. sub. note, due 3-15-07                    543,025
       250,000   Fairchild Semiconductor Corp.,
                 10.375%, due 10-1-07                                  250,000
     2,000,000   Frontier Oil Corp.,
                 9.125% sr. note, due 2-15-06                        1,960,000
       435,000   Giant Industries, Inc.,
                 9.75% gtd. sr. sub. note, due 11-15-03                428,475
       765,000   HS Resources, Inc.,
                 9.875% sr. sub. note, due 12-1-03                     770,737
       750,000   ICO Holdings, Inc.,
                 10.375% sr. note, due 6-1-07                          513,750
       121,000   Kmart Corp., pass thru trust,
                 9.78% mtg. pass thru ctf.,
                 Series 95-K-2, due 1-5-20                             123,686
        65,000   Kmart Funding Corp.,
                 9.44% secd. lease bd.,
                 Series G, due 7-1-18                                   65,468
       650,000   Kaiser Aluminum & Chemical Corp.,
                 9.875% sr. note, due 2-15-02                          646,750
     1,200,000   Kaiser Aluminum & Chemical Corp.,
                 12.75% sr. sub. note, due 2-1-03                    1,164,000
       500,000   Key Energy Service,
                 14.00%, due 1-15-09                                   470,000
     1,250,000   King Pharmacy, Inc.,
                 10.75%, due 2-15-09                                 1,281,250
     1,000,000   Luigino's, Inc.,
                 10.00%, due 2-1-06                                  1,001,875
       750,000   Nationwide Credit, Inc.,
                 10.25% sr. sub. note, 144A, due 1-15-08               581,250
       500,000   Packaging Corp. of America,
                 9.625%, 144A, due 4-1-09                              500,000
       100,000   Parker Drilling Co.,
                 9.75% sr. note, Series B, due 10-15-06                 83,500
       600,000   Pilgrim's Pride Corp.,
                 10.875% sr. sub. note, due 8-1-03                     621,000
     1,275,000   Plains Resources, Inc.,
                 10.25% sr. sub. note, Series B, due 3-15-06         1,268,625
     1,250,000   Purina Mills, Inc.,
                 9.00% sr. sub. note, due 3-15-10                    1,025,000
     3,110,000   Republic Group, Inc.,
                 9.50% sr. sub. note, due 7-15-08                    3,148,875
     1,300,000   Specialty Retailers, Inc.,
                 9.00% sr. sub. note, due 7-15-07                    1,020,500
     1,000,000   Telecommunications Techniques Co. LLC,
                 9.75% sr. sub. note 144A, due 5-15-08               1,020,000
     2,515,000   United Refining Co.,
                 10.75% sr. note, Series A, due 6-15-07              1,773,075
     1,650,000   Wiser Oil Co.,
                 9.50% sr. sub. note 144A, due 5-15-07               1,113,750
TOTAL CORPORATE BONDS                                               28,693,578
(cost $32,043,655)

CONVERTIBLE CORPORATE BONDS - 27.79%
       570,000   Air & Water Technologies Corp.,
                 8.00% sub. deb., due 5-15-15                          379,762
     1,076,000   Allwaste, Inc.,
                 7.25% sub. deb., due 6-1-14                            86,080
     1,141,000   Argosy Gaming Co.,
                 12.00% sub. note, due 6-1-01                        1,156,689
     1,950,000   Exide Corp.,
                 2.90% sr. sub. note, due 12-15-05                   1,092,000
     3,080,000   HMT Technology Corp.,
                 5.75% sub. note 144A, due 1-15-04                   1,536,150
       750,000   Hexcel Corp.,
                 10.75%, due 8-1-03                                    633,750
     1,970,000   Integrated Device Technology, Inc.,
                 5.50% sub. note, due 6-1-02                         1,408,550
     2,955,000   Intevac, Inc.,
                 6.50% sub. note 144A, due 3-1-04                    1,507,050
       215,000   Kmart Corp., pass thru trust,
                 9.35% pass thru ctf., Series 95-K-4, due 1-2-20       211,993
       500,000   Key Energy Group, Inc.,
                 7.00%, due 7-1-03                                     331,875
     2,635,000   Key Energy Group, Inc.,
                 5.00% sub. note, 144A, due 9-15-04                    838,425
     2,260,000   Lomak Petroleum, Inc.,
                 6.00% sub. deb., due 2-1-07                         1,141,300
     1,760,000   Micron Technology, Inc.,
                 7.00% sub. note, due 7-1-04                         1,870,000
       761,000   Moran Energy, Inc.,
                 8.75% sub. deb., due 1-15-08                          702,974
     1,200,000   National Semiconductor Corp.,
                 6.50% sub. note, 144A, due 10-1-02                    994,500
       550,000   OHM Corp.,
                 8.00% sub. deb., due 10-1-06                          497,750
     1,010,000   Sabratek Corp.,
                 6.00%, due 4-15-05                                    652,713
       200,000   Southern Mineral Corp.,
                 6.875% deb., due 10-1-07                               39,000
       705,000   VLSI Technology, Inc.,
                 8.25% sub. note, due 10-1-05                          701,475
       378,000   Weston (Roy F.), Inc.,
                 7.00% sub. deb., due 4-15-02                          351,540
TOTAL CONVERTIBLE CORPORATE BONDS                                   16,133,576
(cost $20,819,495)

REPURCHASE AGREEMENT - 5.68%
     3,300,000   UMB Bank, n.a., 4.38%, due 4-1-99
                 (Collateralized by U.S. Treasury Notes,
                 7.125%, due 2-29-00 with a value of $3,486,866)
                 (COST $3,300,000)                              $    3,300,000

TOTAL INVESTMENTS - 99.20%                                          57,591,189
(cost $66,696,070)

Other assets less liabilities - 0.80%                                  462,019

TOTAL NET ASSETS - 100.00%
        (equivalent to $10.74 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        5,405,721 shares outstanding)                           $   58,053,208


For federal income tax purposes, the identified cost of investments owned at
 March 31, 1999, was $66,723,315.
Net unrealized depreciation for federal income tax purposes was $9,132,126, which is comprised of unrealized appreciation of $858,798 and unrealized depreciation of $9,990,924.

*Non-income producing security

See accompanying Notes to Financial Statements.


Buffalo
SMALL CAP Fund

STATEMENT OF NET ASSETS
March 31, 1999

SHARES          COMPANY                                         MARKET VALUE

COMMON STOCKS - 91.38%
BASIC MATERIALS - 3.54%
        20,000   Republic Group, Inc.                           $      301,250
        10,000   Steel Dynamics, Inc.*                                 165,625
                                                                       466,875
CONSUMER CYCLICAL - 31.10%
         7,500   AHL Services, Inc.*                                   153,750
         4,700   Brunswick Corp.                                        89,594
        10,600   Coachmen Industries, Inc.                             217,300
        14,200   CompUSA, Inc.                                          99,400
        35,000   Edutrek International Cl. A                           240,625
        12,000   Elcor Corp.                                           422,250
         8,400   Ethan Allen Interiors, Inc.                           349,125
        40,000   Fedders Corp. Cl. A (non-voting)                      185,000
        17,500   First Service Corp.                                   228,594
        25,800   Hollinger International, Inc. Cl. A                   349,912
        17,000   Interface, Inc. Cl. A                                 163,625
        29,900   Paul Harris Stores, Inc.*                             220,512
        10,000   Premier Parks, Inc.                                   372,500
        20,000   Racing Champions                                      220,000
        16,500   Stage Stores, Inc.                                    119,625
         6,000   Stewart Enterprises, Inc.                              96,375
         6,000   Strayer Education, Inc.                               222,000
         7,500   Sylvan Learning Systems, Inc.                         205,313
        10,000   Vail Resorts, Inc.                                    158,750
                                                                     4,114,250
CONSUMER STAPLES - 3.41%
        85,000   Argosy Gaming Co.                                     451,562

ENERGY - 13.31%
        25,000   Callon Petroleum Co.                                  278,125
        15,000   Dril-Quip, Inc.                                       330,938
        10,000   Eagle Geophysical, Inc.                                38,125
        53,000   Frontier Oil Corp.*                                   265,000
        25,000   Global Industries, Inc.                               253,125
        18,600   ICO Holdings, Inc.                                     22,669
        25,000   Key Energy Group, Inc.                                117,187
        12,500   Nabors Industries, Inc.*                              227,344
         5,000   Ocean Energy, Inc.*                                    34,062
         7,500   Tidewater, Inc.                                       194,063
                                                                     1,760,638
FINANCIAL - 7.82%
         5,500   Everest Reinsurance Holdings, Inc.                    171,531
         3,200   Executive Risk, Inc.                                  227,200
         7,000   Heller Financial, Inc. Cl. A                          164,500
         1,300   Money (The) Group, Inc.                                32,338
         1,700   Paula Financial                                        12,644
         1,600   Stirling Cooke Brown Holdings                          11,200
         8,900   Susquehanna Bancshares, Inc.                          163,537
        11,500   UST Corp.                                             251,203
                                                                     1,034,153
HEALTH CARE - 3.92%
         8,000   CombiChem, Inc.*                                       30,000
         5,700   Human Genome Sciences, Inc.                           197,719
         8,500   Kendle International                                  171,062
         8,000   Sabratek Corp.                                        120,000
                                                                       518,781
TECHNOLOGY - 24.36%
         8,500   Analog Devices, Inc.*                                 252,875
         2,500   Applied Micro Circuits Corp.*                         106,875
         2,500   Atlantic Data Services, Inc.*                          10,156
        15,500   Atmel Corp.                                           235,406
         9,700   Ciena Corp.*                                          218,250
         9,200   Diebold, Inc.                                         220,800
         6,600   Etec Systems, Inc.*                                   194,288
        16,400   HMT Technology Corp.                                   57,400
         7,500   HNC Software                                          245,625
        11,900   Integrated Device Technology, Inc.                     64,334
        14,600   Intevac, Inc.                                          83,950
         5,000   Loral Space & Communications, Ltd.*                    72,188
         9,400   Meta Group, Inc.                                      144,525
        20,700   National Semiconductor Corp.                          192,769
         3,300   Orbital Science Corp.                                  93,431
         6,500   Remec, Inc.*                                          135,688
         9,500   Scientific Atlantic, Inc.                             258,875
         5,900   SunGard Data Systems, Inc.*                           236,000
         7,500   Thermoquest Corp.*                                     90,937
        11,000   VLSI Technology, Inc.                                 213,125
        12,000   Western Digital Corp.                                  95,250
                                                                     3,222,747
TRANSPORTATION - 3.92%
         4,700   Expeditors International Washington, Inc.             253,800
         9,000   Midwest Express Holdings                              264,375
                                                                       518,175
TOTAL COMMON STOCKS                                                 12,087,181
(cost $11,684,888)


FACE
AMOUNT          DESCRIPTION                                     MARKET VALUE

REPURCHASE AGREEMENT - 8.01%
  $  1,060,000   UMB Bank, n.a., 4.38%, due 4-1-99
                 (Collateralized by U.S. Treasury Notes,
                 7.125%, due 2-29-00 with a value of $1,120,172)
                 (COST $1,060,000)                              $    1,060,000

TOTAL INVESTMENTS - 99.39%                                          13,147,181
(cost $12,744,888)

Other assets less liabilities - 0.61%                                   80,946

TOTAL NET ASSETS - 100.00%
        (equivalent to $9.49 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        1,393,193 shares outstanding)                           $   13,228,127


For federal income tax purposes, the identified cost of investments owned at
 March 31, 1999, was $12,785,603.
Net unrealized appreciation for federal income tax purposes was $361,578, which is comprised of unrealized appreciation of $1,560,509 and unrealized depreciation of $1,198,931.

*Non-income producing security


See accompanying Notes to Financial Statements.



Buffalo
USA Global Fund

STATEMENT OF NET ASSETS
March 31, 1999

SHARES          COMPANY                                         MARKET VALUE

COMMON STOCKS - 100.12%
BASIC MATERIALS - 3.73%
        16,000   Praxair, Inc.                                  $      577,000
        25,300   Sigma-Aldrich Corp.                                   740,025
                                                                     1,317,025
CAPITAL GOODS - 8.01%
        14,400   Allied-Signal, Inc.                                   708,300
         8,200   Applied Materials, Inc.*                              505,838
        17,950   Boeing Co.                                            612,544
        29,300   Teleflex, Inc.                                        998,031
                                                                     2,824,713
CONSUMER CYCLICAL - 5.42%
        93,900   Interface, Inc. Cl. A                                 903,787
         9,000   Korn/Ferry International                              118,125
        20,900   Lear Corp.                                            892,169
                                                                     1,914,081
CONSUMER STAPLES - 21.58%
        20,800   Bestfoods, Inc.                                       977,600
        18,000   Coca-Cola Co.                                       1,104,750
        35,700   McDonald's Corp.                                    1,617,656
        10,000   Procter & Gamble Co.                                  979,375
        55,000   Sara Lee Corp.                                      1,361,250
        17,400   Wrigley, (Wm.) Jr. Co.                              1,573,613
                                                                     7,614,244
ENERGY - 9.11%
        19,000   Global Marine, Inc.*                                  223,250
        11,500   Mobil Corp.                                         1,012,000
        16,000   Schlumberger Ltd.                                     963,000
        17,900   Texaco, Inc.                                        1,015,825
                                                                     3,214,075
FINANCIAL - 0.52%
         3,400   AFLAC, Inc.*                                          185,088

HEALTH CARE - 17.34%
        20,400   American Home Products Corp.                        1,331,100
        21,400   Bristol-Myers Squibb Co.                            1,376,287
        16,500   Johnson & Johnson                                   1,545,844
         8,800   Quintiles Transnational Corp.                         332,200
        27,700   Schering-Plough Corp.                               1,532,156
                                                                     6,117,587
TECHNOLOGY - 34.41%
        24,100   AMP, Inc.                                           1,293,869
        30,400   Analog Devices, Inc.*                                 904,400
        17,900   Applied Micro Circuits Corp.*                         765,225
        17,650   Cisco Systems, Inc.                                 1,933,778
         1,900   Etec Systems, Inc.*                                    55,931
        16,200   Hewlett-Packard Co.                                 1,098,563
        90,300   HMT Technology Corp.                                  316,050
        39,800   Integrated Device Technology, Inc.                    215,169
         6,000   Intel Corp.                                           714,750
        75,500   Intevac, Inc.                                         434,125
        13,200   Microsoft Corp.                                     1,183,050
        13,300   Motorola, Inc.                                        974,225
        78,900   National Semiconductor Corp.                          734,756
        19,900   Rockwell International Corp.                          844,506
        22,600   Thermoquest Corp.*                                    274,025
        50,200   Western Digital Corp.                                 398,462
                                                                    12,140,884
TOTAL COMMON STOCKS                                                 35,327,697
(cost $29,343,650)

TOTAL INVESTMENTS - 100.12%                                         35,327,697
(cost $29,343,650)

Other assets less liabilities - (0.12%)                               (42,338)

TOTAL NET ASSETS - 100.00%
        (equivalent to $16.27 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        2,168,673 shares outstanding)                           $   35,285,359


For federal income tax purposes, the identified cost of investments owned at
 March 31, 1999, was $29,583,744.
Net unrealized appreciation for federal income tax purposes was $5,743,953, which is comprised of unrealized appreciation of $8,840,056 and unrealized depreciation of $3,096,103.

*Non-income producing security


See accompanying Notes to Financial Statements.


STATEMENTS OF ASSETS
AND LIABILITIES

March 31, 1999

<CAPITON>
                                          BALANCED       EQUITY         HIGH YIELD      SMALL CAP     USA GLOBAL
                                          FUND           FUND           FUND            FUND          FUND
ASSETS:
  Investments, at value
    (identified cost $42,793,456,
    $25,807,538, $66,696,070,
    $12,744,888 and $29,343,650,
    respectively)                       $ 39,365,653   $ 31,402,413   $ 57,591,189   $ 13,147,181   $ 35,327,697
  Cash                                          -            18,873         12,399        145,470           -
  Dividends receivable                        40,943         42,333         73,298          5,464         28,429
  Interest receivable                        658,658           -         1,184,855           -              -
  Receivable for investments sold            550,279        213,677           -           319,699        203,127
  Receivable for fund shares sold              4,250            604          5,779         47,606            618
    Total assets                          40,619,783     31,677,900     58,867,520     13,665,420     35,559,871

LIABILITIES AND NET ASSETS:
  Cash overdraft                             227,749           -              -              -           246,349
  Fees payable                                17,773         14,100         25,224          5,740         15,725
  Payable for investments purchased             -            69,800        753,148        427,053           -
  Payable for fund share redemptions           8,318          6,600         35,940          4,500         12,438
    Total liabilities                        253,840         90,500        814,312        437,293        274,512

NET ASSETS                              $ 40,365,943   $ 31,587,400   $ 58,053,208   $ 13,228,127   $ 35,285,359

NET ASSETS CONSIST OF:
  Capital (capital stock and
   paid-in capital)                     $ 44,408,563   $ 25,823,072   $ 66,543,481   $ 12,955,034   $ 29,155,288
  Accumulated undistributed
    net investment income                   -                48,385        989,536           -            58,808
  Accumulated undistributed
    net realized gain (loss)
    on sale of investments                  (614,817)       121,068       (374,928)      (129,200)        87,216
  Net unrealized appreciation in
    value of investments                  (3,427,803)     5,594,875     (9,104,881)       402,293      5,984,047

NET ASSETS APPLICABLE TO
  OUTSTANDING SHARES                    $ 40,365,943   $ 31,587,400   $  58,053,208  $ 13,228,127   $ 35,285,359

Capital shares, $1.00 par value:
  Authorized                              10,000,000     10,000,000      10,000,000    10,000,000     10,000,000
  Outstanding                              4,550,104      1,863,774       5,405,721     1,393,193      2,168,673

NET ASSET VALUE PER SHARE               $       8.87   $      16.95   $       10.74  $       9.49   $      16.27

See accompanying Notes to Financial Statements.


STATEMENTS
OF OPERATIONS

For The Period Ended March 31, 1999

                                                                                     SMALL CAP FUND
                                                                                  FOR THE PERIOD FROM
                                                                                    April 14, 1998
                                             BALANCED       EQUITY      HIGH YIELD    (inception)       USA GLOBAL
                                             FUND           FUND        FUND       to MARCH 31, 1999    FUND
INVESTMENT INCOME:
  Income:
    Dividends
      (net of foreign taxes withheld)   $    517,801   $    362,509   $     696,696  $     30,256   $  403,020
    Interest                               2,945,213         74,349       4,973,220        78,853      147,914
                                           3,463,014        436,858       5,669,916       109,109      550,934

  Expenses (Note 2):
    Management fees                          479,622        327,856         643,569        67,843      396,253
    Registration fees and expenses            17,706         20,213          34,975         1,200       21,476
                                             497,328        348,069         678,544        69,043      417,729
      Net investment income                2,965,686         88,789       4,991,372        40,066      133,205

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) from
    investment transactions
    (excluding repurchase agreements):
    Proceeds from sales of investments    33,078,531     28,577,178      16,406,123     1,900,245   19,657,629
    Cost of investments sold              31,696,293     28,507,823      16,781,051     2,023,831   19,618,297

    Net realized gain (loss) from
      sales of investments                 1,382,238         69,355        (374,928)     (123,586)      39,332
    Gain from option contracts written          -            55,854            -             -         146,330
      Net realized gain (loss) from
        investment transactions            1,382,238        125,209        (374,928)     (123,586)     185,662

  Unrealized appreciation
    (depreciation) on investments:
    Beginning of period                    6,226,301      5,061,945       2,438,312          -       7,774,430
    End of period                         (3,427,803)     5,594,875      (9,104,881)      402,293    5,984,047

    Increase (decrease) in
      net unrealized appreciation
      (depreciation) on investments       (9,654,104)       532,930     (11,543,193)      402,293   (1,790,383)

      Net gain (loss) on investments      (8,271,866)       658,139     (11,918,121)      278,707   (1,604,721)

      Increase (decrease) in net assets
        resulting from operations       $ (5,306,180)  $    746,928   $  (6,926,749)  $   318,773  $(1,471,516)

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS

For The Periods Ended March 31, 1999 and 1998

			Balanced fund

                                                        1999           1998

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                         $  2,965,686   $  2,756,228
  Net realized gain (loss) from
    investment transactions                        1,382,238      3,252,742
  Net unrealized appreciation (depreciation)
    of investments during the year                (9,654,104)     4,622,864
    Net increase (decrease) in
      net assets resulting from operations        (5,306,180)    10,631,834

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                           (2,952,429)    (2,775,972)
  Net realized gain from
    investment transactions                       (2,877,691)    (3,860,703)
  In excess of net investment income                    -              -
  In excess of net realized gains                   (368,421)          -
    Total distributions to shareholders           (6,198,541)    (6,636,675)

INCREASE (DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                        6,844,399     12,885,564
  Net asset value of shares issued
    for reinvestment of distributions              6,092,480      6,520,617
                                                  12,936,879     19,406,181
  Cost of shares repurchased                     (16,500,070)   (11,716,138)
    Net increase (decrease) from
      capital share transactions                  (3,563,191)     7,690,043
      Total increase (decrease) in net assets    (15,067,912)    11,685,202

NET ASSETS:
  Beginning of period                             55,433,855     43,748,653
  End of period                                 $ 40,365,943   $ 55,433,855

  Undistributed net investment income
    at end of period                            $       -      $     18,710

*Shares issued and repurchased:
   Number of shares sold                             657,856      1,120,147
   Number of shares issued for
     reinvestment of distributions                   656,634        595,174
                                                   1,314,490      1,715,321
   Number of shares repurchased                   (1,584,966)    (1,033,780)
     Net increase (decrease)                        (270,476)       681,541

**Distributions to shareholders:
    Income dividends per share                  $        .66    $       .65
    Capital gains distribution per share        $        .77    $       .91

See accompanying Notes to Financial Statements.


            EQUITY FUND                     HIGH YIELD FUND      SMALL CAP FUND                USA GLOBAL FUND
                                                              For The Period From
                                                             April 14, 1998 (Inception)
        1999           1998              1999           1998    to March 31, 1999           1999              1998
$     88,789   $    163,013     $   4,991,372   $  2,212,557    $     40,066        $    133,205   $       202,448
     125,209      2,896,922         (374,928)        785,270        (123,586)            185,662         3,042,358
     532,930      5,310,379      (11,543,193)      2,131,299         402,293          (1,790,383)        6,945,488
     746,928      8,370,314       (6,926,749)      5,129,126         318,773          (1,471,516)       10,190,294
    (112,732)      (161,898)      (4,063,980)     (2,186,837)        (40,066)           (149,346)         (175,131)
    (729,946)    (3,468,742)        (380,905)       (642,456)           -             (1,163,523)       (2,940,660)
        -              -                -               -             (5,614)               -                 -
        -              -                -               -               -                   -                 -
    (842,678)    (3,630,640)      (4,444,885)     (2,829,293)        (45,680)         (1,312,869)       (3,115,791)

   7,611,572     12,516,901       31,624,268      55,449,764      14,026,235           6,422,253        23,849,303
     831,725      3,566,498        4,306,579       2,687,187          44,750           1,282,254         3,019,319
   8,443,297     16,083,399       35,930,847      58,136,951      14,070,985           7,704,507        26,868,622
 (11,993,087)    (5,659,255)     (37,763,697)     (8,765,697)     (1,215,951)        (15,110,198)      (15,559,371)
  (3,549,790)    10,424,144       (1,832,850)     49,371,254      12,855,034          (7,405,691)       11,309,251
  (3,645,540)    15,163,818      (13,204,484)     51,671,087      13,128,127         (10,190,076)       18,383,754

  35,232,940     20,069,122       71,257,692      19,586,605         100,000          45,475,435        27,091,681
$ 31,587,400   $ 35,232,940     $ 58,053,208    $ 71,257,692    $ 13,228,127        $ 35,285,359    $   45,475,435

$     48,385   $     64,097     $    989,536    $     59,581    $       -           $     58,808    $       74,949

     466,748        759,078        2,645,243       4,360,648       1,526,344             397,233         1,466,815
      51,559        234,208          378,664         212,697           4,827              80,691           198,067
     518,307        993,286        3,023,907       4,573,345       1,531,171             477,924         1,664,882
    (734,834)      (354,109)      (3,170,583)       (690,445)       (137,978)           (938,682)         (957,318)
    (216,527)       639,177         (146,676)      3,882,900       1,393,193            (460,758)          707,564

$        .05    $       .10     $        .76     $       .80     $       .04        $        .06     $         .06
$        .38    $      1.82     $        .08     $       .24     $       -          $        .51     $        1.02

NOTES TO FINANCIAL
STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. Security Valuation - Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used.

Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price. Securities not currently traded are valued at fair value as determined by the Board of Directors. Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. Federal and State Taxes - The Funds complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required. The Buffalo Balanced, Equity, HighYield, Small Cap and USA Global Funds designate $2,487,281, $103,034, $177,756, $0 and
$1,063,658, respectively as long-term capital gain dividends. The Buffalo High Yield Fund has an accumulated net realized loss on sales of investments for federal income tax purposes of $248,566, which expires in 2007.

C. Options - In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

D. Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income less foreign taxes withheld (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Market discounts on debt securities are amortized; premiums are not amortized.

E. Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for amounts related to redemptions of shares as a part of the deduction for dividends paid for income tax purposes, and deferral of post October and wash sale losses.

F. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. MANAGEMENT FEES:

Management fees are paid to Jones & Babson, Inc. at the rate of 1% per annum of the average daily net asset values of the Funds for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares and the cost of qualifying the Funds' shares for sale in any jurisdiction. Certain officers and/or directors of the Funds are also officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the period ended March 31, 1999, (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

Balanced Fund
	Purchases		$    26,319,353
        Proceeds from sales          33,078,531
Equity Fund
	Purchases		$    25,497,389
        Proceeds from sales          28,577,178
High Yield Fund
	Purchases		$    39,672,169
        Proceeds from sales          16,406,123
Small Cap Fund
	Purchases		$    13,708,970
        Proceeds from sales           1,900,245
USA Global Fund
	Purchases		$    15,040,080
        Proceeds from sales          19,657,629

4. COVERED CALL OPTIONS:

There were no outstanding covered call options as of March 31, 1999. Transactions in call options written for the year ended
March 31, 1999, were as follows:

                                Number of       Premium
                                Contracts       Amount
Equity Fund
Balance at March 31, 1998        -               $     -
Opened                          1,028               145,632
Expired                          (403)              (44,547)
Closing Buys                      (86)              (11,307)
Exercised                        (539)              (89,778)
Balance at March 31, 1999        -               $     -

USA Global Fund
Balance at March 31, 1998        -               $     -
Opened                          1,520               151,930
Expired                        (1,485)             (146,330)
Exercised                         (35)               (5,600)
Balance at March 31, 1999        -               $     -


FINANCIAL HIGHLIGHTS

Condensed data for a share of capital
stock outstanding throughout the period.

                                                                        BALANCED FUND
                                                                                                        FOR THE PERIOD
                                                                                                        FROM AUGUST 12, 1994
                                                        YEARS ENDED March 31,                           (INCEPTION)
                                                1999            1998            1997            1996    TO MARCH 31, 1995
Net asset value, beginning of period         $ 11.50         $ 10.57         $ 10.70         $ 10.06       $ 10.07
  Income from investment operations:
    Net investment income                       0.66            0.65            0.72            0.65          0.32
    Net gains (losses) on securities
      (both realized and unrealized)           (1.86)           1.84            0.69            1.07         (0.03)
  Total from investment operations             (1.20)           2.49            1.41            1.72          0.29

  Less distributions:
    Dividends from net investment income       (0.66)          (0.65)          (0.71)          (0.68)        (0.30)
    Distributions from capital gains           (0.77)          (0.91)          (0.83)          (0.40)          -
  Total distributions                          (1.43)          (1.56)          (1.54)          (1.08)        (0.30)

Net asset value, end of period               $  8.87         $ 11.50         $ 10.57         $ 10.70       $ 10.06

Total return                                 (10.49%)          24.76%          13.22%          17.87%         2.91%

Ratios/Supplemental Data
Net assets, end of period (in millions)     $     40         $    55         $    44         $    50       $    38
Ratio of expenses to average net assets         1.04%           1.04%           1.05%           1.11%         1.06%
Ratio of net investment income to
  average net assets                            6.19%           5.61%           6.20%           6.27%         8.89%
Portfolio turnover rate                           57%             61%             56%             61%           33%

Performance ratios for the Funds' initial periods of operations are annualized, except total return.

See accompanying Notes to Financial Statements.


	EQUITY FUND
                                 FOR THE PERIOD
                                 FROM MAY 19, 1995
      YEARS ENDED MARCH 31,      (INCEPTION)
   1999       1998       1997    TO MARCH 31, 1996

$ 16.94    $ 13.93    $ 12.36    $ 10.14

   0.04       0.08       0.15       0.21

   0.40       4.85       2.51       2.72
   0.44       4.93       2.66       2.93

  (0.05)     (0.10)     (0.10)     (0.20)
  (0.38)     (1.82)     (0.99)     (0.51)
  (0.43)     (1.92)     (1.09)     (0.71)

$ 16.95    $ 16.94    $ 13.93    $ 12.36

   2.73%      36.97%    21.23%     29.11%

$    32    $     35   $    20    $     5
   1.06%       1.09%     1.16%      1.06%
    0.27%      0.56%     1.35%      2.55%
      83%        93%      123%        63%


FINANCIAL HIGHLIGHTS

Condensed data for a share of capital
stock outstanding throughout the period.


	HIGH YIELD FUND

                                                                                FOR THE PERIOD
                                                                                FROM MAY 19, 1995
                                                   YEARS ENDED MARCH 31,      (INCEPTION)
                                                1999       1998       1997    TO MARCH 31, 1996
Net asset value, beginning of period         $ 12.83    $ 11.73    $ 11.15    $ 10.14
  Income from investment operations:
    Net investment income                       0.93       0.79       0.82       0.53
    Net gains (losses) on securities
      (both realized and unrealized)           (2.18)      1.35       0.71       1.14
  Total from investment operations             (1.25)      2.14       1.53       1.67

  Less distributions:
    Dividends from net investment income       (0.76)     (0.80)     (0.80)     (0.53)
    Distributions from capital gains           (0.08)     (0.24)     (0.15)     (0.13)
  Total distributions                          (0.84)     (1.04)     (0.95)     (0.66)

  Net asset value, end of period             $ 10.74    $ 12.83    $ 11.73    $ 11.15

Total return                                  (9.92%)     18.63%     14.02%     16.67%

Ratios/Supplemental Data
Net assets, end of period (in millions)      $    58    $    71     $   20    $    7
Ratio of expenses to average net assets         1.05%      1.03%      1.13%     1.03%
Ratio of net investment income to
  average net assets                            7.76%      6.43%      7.63%     7.40%
Portfolio turnover rate                           30%        24%        39%       25%

Performance ratios for the Funds' initial periods of operations are annualized, except total return.

See accompanying Notes to Financial Statements.


	SMALL CAP FUND
	FOR THE PERIOD
	FROM APRIL 14, 1998
	(INCEPTION)
	TO MARCH 31, 1999

      $ 10.00

         0.04

        (0.51)
        (0.47)

        (0.04)
	-
        (0.04)

       $ 9.49

       (4.69%)

       $   13
         1.02%
         0.59%
           34%


	USA GLOBAL FUND
                                 FOR THE PERIOD
                                 FROM MAY 19, 1995
      YEARS ENDED MARCH 31,      (INCEPTION)
   1999       1998       1997    TO MARCH 31, 1996

$ 17.29    $ 14.10    $ 11.35    $ 10.14

   0.06       0.07       0.09       0.15

  (0.51)      4.20       3.32       1.61
  (0.45)      4.27       3.41       1.76

  (0.06)     (0.06)     (0.05)     (0.15)
  (0.51)     (1.02)     (0.61)     (0.39)
  (0.57)     (1.08)     (0.66)     (0.54)

$ 16.27    $ 17.29    $ 14.10    $ 11.36

 (2.52%)     31.33%     29.87%     17.49%

$    35    $    45    $    27    $     5
   1.05%      1.09%      1.13%      1.06%
   0.34%      0.47%      0.79%      1.94%
     42%        64%        88%       123%


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS


The Board of Directors and Shareholders of
Buffalo Balanced Fund, Inc.
Buffalo Equity Fund, Inc.
Buffalo High Yield Fund, Inc.
Buffalo Small Cap Fund, Inc.
Buffalo USA Global Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the statements of net assets, of Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc. and Buffalo USA Global Fund, Inc. (the Funds) as of March 31, 1999, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 1999, by correspondence with the custodian. As to securities relating to uncompleted transactions, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above at March 31, 1999, and the results of their operations, changes in their net assets and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

Kansas City, Missouri
April 30, 1999


This report has been prepared for the information of the Shareholders of the Buffalo Funds, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



Buffalo Mutual Funds

Balanced Fund
Equity Fund
High Yield Fund
Small Cap Fund
USA Global Fund

BUFFALO FUNDS
Jones & Babson Distributors
A member of the Generali Group

P.O. Box 419757
Kansas City, MO 64141-6757

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com


JB9C-2                          507201